Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2017	2016	2015
Revenue
North America (mainly United States)	$2,546,290	$2,381,122	$2,555,539
Europe	488,932	513,295	422,095
Rest of the world	831,933	823,812	665,904

Total	$3,867,155	$3,718,229	$3,643,538

Summary of Long-Lived Assets by Geographic Area

	As of September 30,
	2017	2016
Long-lived Assets(1)
Europe	$151,794	$127,318
North America	71,980	72,907
Rest of the world:
Israel	66,628	67,736
India	43,118	38,629
Others	22,165	25,138

Total	$355,685	$331,728

(1)	Equipment and leasehold improvements.

Revenue and Customer Information

Customer experience solutions include the following offerings: digital experience for consumer multiplay and business customers, network solutions, Internet of Things (IoT), customer operational intelligence, mobile financial services and Amdocs Optima. Customer experience solutions also include a comprehensive line of services such as thought leadership & advisory services, systems integration, transformation services, managed services, network services, digital business operations for order to activation, order gateway services, revenue guard, Amdocs academy and testing. Directory includes comprehensive set of products and services for media publishers, TV networks, video streaming providers, ad agencies and advertising service providers.

Total revenue consists of the following:

	Year Ended September 30,
	2017	2016	2015
Customer experience solutions	$3,809,088	$3,629,698	$3,542,531
Directory	58,067	88,531	101,007

Total	$3,867,155	$3,718,229	$3,643,538